Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Significant Accounting Policies [Abstract]
Impairment loss recognized for the asset or cash-generating unit	$ 0